FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 10, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 42

Form 13F Information Table Value Total:  2540547(in thousands)


                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Allergan              COM         018490102   88001   1141391   SH    SOLE                           1141391
Amgen                 COM         031162100   87813   1331712   SH    SOLE                           1331712
Apollo Group          COM         037604105  120037   1942349   SH    SOLE                           1942349
Applied Materials     COM         038222105    1063     67105   SH    SOLE                             67105
BP PLC                SPON ADR    055622104     239      5700   SH    SOLE                              5700
Bed, Bath & Beyond    COM         075896100   72510   1867861   SH    SOLE                           1867861
Capital One Financial COM	  14040H105  113208   2301915   SH    SOLE                           2301915
Cisco Systems         COM         17275R102  156966   9348787   SH    SOLE                           9348787
Citigroup             COM         172967101     233      5450   SH    SOLE                              5450
Dell Computer         COM         247025109  147032   4617859   SH    SOLE                           4617859
EMC, Inc.             COM         268648102     175     16750   SH    SOLE                             16750
Ebay, Inc.            COM         278642103  226512   2178009   SH    SOLE                           2178009
First Data Corp       COM         319963104  147271   3553849   SH    SOLE                           3553849
Genentech             COM         368710406  132840   1841933   SH    SOLE                           1841933
General Electric      COM         369604103    1048     36557   SH    SOLE                             36557
Harley-Davidson       COM         412822108  146400   3672845   SH    SOLE                           3672845
Home Depot            COM         437076102     284      8575   SH    SOLE                              8575
Hubbell, Inc.         CLA         443510102     208      6500   SH    SOLE                              6500
Intl Business Machs   COM         459200101     386      4680   SH    SOLE                              4680
Intel Corp            COM         458140100    3108    149365   SH    SOLE                            149365
JDS Uniphase          COM         46612J101      44     12750   SH    SOLE                             12750
Johnson & Johnson     COM         478160104   72934   1410716   SH    SOLE                           1410716
Kohls Corp	      COM         500255104   81393   1584144   SH    SOLE                           1584144
Krispy Kreme          COM         501014104   39515    959574   SH    SOLE                            959574
L 3 Communications    COM         502424104      66     10000   SH    SOLE                             10000
Lowes Companies	      COM         548661107   63693   1482964   SH    SOLE                           1482964
MBNA Corp             COM         55262L950    1181     56686   SH    SOLE                             56686
Medtronic             COM         585055106  123772   2580205   SH    SOLE                           2580205
Microsoft             COM         594918104  141057   5501453   SH    SOLE                           5501453
Moody's Corp          COM         615369105   56908   1079636   SH    SOLE                           1079636
Pfizer                COM         717081103    2108     61730   SH    SOLE                             61730
Price Group           COM         74144T108    1507     39900   SH    SOLE                             39900
Qualcomm              COM         747525103   73255   2038259   SH    SOLE                           2038259
SEI Investment        COM         784117103   50978   1593573   SH    SOLE                           1593573
Starbucks             COM         855244109  103072   4198437   SH    SOLE                           4198437
Stryker               COM         863667101   39319    566809   SH    SOLE                            566809
Tiffany & Co.         COM         886547108   71526   2188677   SH    SOLE                           2188677
Veritas Software      COM         923436109    1177     40850   SH    SOLE                             40850
Wal-Mart              COM         931142103   84485   1574150   SH    SOLE                           1574150
Walgreen              COM         931422109   57431   1908025   SH    SOLE                           1908025
Weight Watchers Intl  COM         948626106   29358    645364   SH    SOLE                            645364
Xilinx                COM         983919101     434     17170   SH    SOLE                             17170